Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 14,318	£ 30,079	£ 29,824
Licences, patents, amortised brands etc [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	13,663	10,697
Licences, patents, amortised brands etc [member] | iTeos [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	443	444
Licences, patents, amortised brands etc [member] | Alector [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	509	509
Licences, patents, amortised brands etc [member] | Tesaro assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,858	2,677
Licences, patents, amortised brands etc [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,855	1,889
Licences, patents, amortised brands etc [member] | Dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,150	1,093
Licences, patents, amortised brands etc [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	541	644
Licences, patents, amortised brands etc [member] | Lamisil [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	0	259
Licences, patents, amortised brands etc [member] | BMS Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	196	219
Licences, patents, amortised brands etc [member] | Fluarix FluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	147	180
Licences, patents, amortised brands etc [member] | Okairos [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	202	191
Licences, patents, amortised brands etc [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,932	1,797
Licences, patents, amortised brands etc [member] | Stiefel trade name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	142	151
Licences, patents, amortised brands etc [member] | Vir Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	159	212
Licences, patents, amortised brands etc [member] | Curevac Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	106	164
Licences, patents, amortised brands etc [member] | Affinivax Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,473
Licences, patents, amortised brands etc [member] | Momelotinib [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,499
Licences, patents, amortised brands etc [member] | Spero [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	163
Licences, patents, amortised brands etc [member] | Shingrix [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 288	£ 268